SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	Jul. 11, 2022	Jun. 28, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 29, 2022
Subsequent Event [Line Items]
Shares issued (in shares)			14,375,000
Warrants issued and outstanding (in shares)				14,438,000
Exercise price (in Dollars per share)					$ 11.50
Warrants expiration period					5 years
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued (in shares)		19,135,177
Subsequent Event
Subsequent Event [Line Items]
Consideration received	$ 10,000
Subsequent Event | Series A Warrant
Subsequent Event [Line Items]
Warrants issued and outstanding (in shares)	2,500,000
Exercisable period	6 months
Exercise price (in Dollars per share)	$ 4.41
Warrants expiration period	2 years
Subsequent Event | Series B Warrant
Subsequent Event [Line Items]
Warrants issued and outstanding (in shares)	2,500,000
Exercisable period	6 months
Exercise price (in Dollars per share)	$ 4.41
Subsequent Event | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued (in shares)	2,500,000
Nominal value (in dollars per share)	$ 4.00